Schedule H, Line 4(a) - Schedule of Delinquent Participant Contributions (Details) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity Tax Identification Number	62-1806755
EBP, Plan Number	001
EBP, Schedule of Delinquent Participant Contribution, Late Repayment Included [true false]	true
EBP, Schedule of Delinquent Participant Contribution, Not Corrected	$ 3,803	$ 0
EBP, Schedule of Delinquent Participant Contribution, Corrected Outside VFCP	0	1,783
EBP, Schedule of Delinquent Participant Contribution, Pending Correction in VFCP	0	0
EBP, Schedule of Delinquent Participant Contribution, Corrected	$ 0	$ 0